Other Liabilities - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Other Liabilities Disclosure [Abstract]
Restructuring expenses	$ 18	$ 56	$ 52	$ 98